                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended November 30, 2005

              TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2005

                                           MORGAN      LIPPER
                                          STANLEY      GLOBAL
                                          CAPITAL   LARGE-CAP
                                    INTERNATIONAL        CORE
                                     (MSCI) WORLD       FUNDS
CLASS A  CLASS B  CLASS C  CLASS D       INDEX(1)  AVERAGE(2)
 7.55%    7.11%    7.08%    7.55%       8.80%         8.95%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Although oil prices remained stubbornly high and inflation appeared to be rising worldwide, global markets generally fared well amid improved economic outlooks. In the six-month reporting period, the best performing sectors were materials, energy and financials. The most significantly lagging sectors were telecommunication services, healthcare and consumer staples.

The U.S. economy continued to progress at a moderate clip, withstanding the Gulf Coast hurricanes without sinking into a recession. Industrial production held up well, and although consumer data did show some initial signs of weakening in the aftermath of the hurricanes, spending and consumer confidence rebounded by the end of the period.

In Japan, positive news drove a strong rally in its stock market. Export demand was strong, particularly from China. Deflationary pressures continued to dissipate and the domestic side of the economy gained momentum. The reelection of Prime Minister Koizumi further bolstered confidence in Japan's market and in the possibility of further restructuring, which attracted foreign investment.

Europe's economy, which has been sluggish for some time, began to pick up momentum. We saw some evidence of sustainability of economic growth, and the European Central Bank felt the economy was strong enough to withstand an interest rate increase to offset inflationary pressures. As in Japan, export strength was a key factor in European economic growth, driven by robust demand from China, Eastern Europe and the United States. Declining housing prices in the United Kingdom finally stabilized, and the ailing retail sector began to perform better. In France, consumer trends also improved, but Germany's consumers remained subdued.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund underperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Core Funds Average for the six months ended November 30, 2005, assuming no deduction of applicable sales charges.

The Fund generated good performance across many areas. Stock selection in materials drove gains as the market reacted very positively to a company-specific announcement during the period. Semiconductor holdings advanced on signs of improving demand, rising notebook and personal computer sales, and stronger pricing power. The Fund's pharmaceuticals selections did well due to company-specific events. Relative to the MSCI World Index, the Fund's overweight in financial stocks -- with a particular emphasis on companies with capital markets exposure -- proved beneficial. Strong earnings performance and anticipation of increased merger and acquisition activity boosted these stocks.

In contrast, a comparative overweight in the telecommunication services sector relative to the MSCI World Index was a drag on returns. The sector continued to languish due to concerns about corporate management credibility. With its relative underweight, the Fund did not fully participate in the strong overall performance of the energy sector, particularly in the aftermath of Hurricane Katrina when oil prices spiked. Stock selection in software, household and personal goods, and food and staples retailing also detracted from the Fund's return relative to the MSCI World Index, due to disappointing news from individual companies.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD (INCLUDING THE UNITED STATES). THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITARY RECEIPTS AND/OR CONVERTIBLE SECURITIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC's WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC's PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC's PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC's E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 0549-0102.

TOP 10 HOLDINGS

General Electric Co.                       2.5%
Chevron Corp.                              2.3
Citigroup Inc.                             2.2
Intel Corp.                                1.8
Bank of America Corp.                      1.8
Total S.A.                                 1.8
Boeing Co.                                 1.8
Dell, Inc.                                 1.7
Novartis AG (Registered Shares)            1.7
Sandvik AB                                 1.6

TOP FIVE COUNTRIES

United States                             54.9%
United Kingdom                             8.5
Japan                                      7.4
France                                     4.4
Switzerland                                4.1

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                       CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                      (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)
SYMBOL                           GADAX                 GADBX                 GADCX                 GADDX
1 YEAR                            9.26%(3)              8.34%(3)              8.31%(3)              9.35%(3)
                                  3.52(4)               3.34(4)               7.31(4)                 --
5 YEARS                          (1.80)(3)             (2.56)(3)             (2.56)(3)             (1.59)(3)
                                 (2.85)(4)             (2.91)(4)             (2.56)(4)                --
SINCE INCEPTION                   0.36(3)              (0.41)(3)             (0.37)(3)              0.58(3)
                                 (0.33)(4)             (0.41)(4)             (0.37)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING         ENDING       EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE  DURING PERIOD *
                                                 ---------------  ---------------  ---------------
                                                                                     06/01/05-
                                                     06/01/05         11/30/05       11/30/05
                                                 ---------------  ---------------  ---------------
CLASS A
Actual (7.55% return)                            $      1,000.00  $      1,075.50  $          6.71
Hypothetical (5% annual return before expenses)  $      1,000.00  $      1,018.60  $          6.53

CLASS B
Actual (7.11% return)                            $      1,000.00  $      1,071.10  $         10.59
Hypothetical (5% annual return before expenses)  $      1,000.00  $      1,014.84  $         10.30

CLASS C
Actual (7.08% return)                            $      1,000.00  $      1,070.80  $         10.59
Hypothetical (5% annual return before expenses)  $      1,000.00  $      1,014.84  $         10.30

CLASS D
Actual (7.55% return)                            $      1,000.00  $      1,075.50  $          5.41
Hypothetical (5% annual return before expenses)  $      1,000.00  $      1,019.85  $          5.27

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.29%, 2.04%, 2.04% AND 1.04% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY GLOBAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                                 VALUE
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (99.1%)

            AUSTRIA (a) (0.7%)
            MAJOR BANKS
    34,825  Raiffeisen International Bank Holdings AG*                              $     2,160,098
                                                                                    ---------------
            BERMUDA (1.9%)
            MULTI-LINE INSURANCE
    28,300  PartnerRe Ltd.                                                                1,932,324
                                                                                    ---------------
            SEMICONDUCTORS
    67,717  Marvell Technology Group Ltd.*                                                3,761,002
                                                                                    ---------------
            TOTAL BERMUDA                                                                 5,693,326
                                                                                    ---------------
            CAYMAN ISLANDS (1.9%)
            INTERNET SOFTWARE/SERVICES
   115,400  SINA Corp.*                                                                   2,878,076
                                                                                    ---------------
            PROPERTY - CASUALTY INSURERS
    50,208  ACE Ltd.                                                                      2,786,544
                                                                                    ---------------
            TOTAL CAYMAN ISLANDS                                                          5,664,620
                                                                                    ---------------
            FINLAND (a) (0.6%)
            TELECOMMUNICATION EQUIPMENT
   114,763  Nokia Oyj                                                                     1,959,363
                                                                                    ---------------
            FRANCE (a) (4.4%)
            ELECTRICAL PRODUCTS
    21,091  Schneider Electric S.A.                                                       1,810,412
                                                                                    ---------------
            GAS DISTRIBUTORS
    44,978  Gaz de France (GDF)                                                           1,358,632
                                                                                    ---------------
            INTEGRATED OIL
    21,900  Total S.A.                                                                    5,472,850
                                                                                    ---------------
            MAJOR BANKS
    43,703  BNP Paribas S.A.                                                              3,439,419
                                                                                    ---------------
            MAJOR TELECOMMUNICATIONS
    52,600  France Telecom S.A.                                                           1,315,789
                                                                                    ---------------
            TOTAL FRANCE                                                                 13,397,102
                                                                                    ---------------
            GERMANY (a) (3.6%)
            FINANCIAL CONGLOMERATES
    47,800  Hypo Real Estate Holding AG                                                   2,484,060
                                                                                    ---------------
            MAJOR BANKS
    29,155  Deutsche Bank AG (Registered Shares)                                    $     2,846,287
                                                                                    ---------------
            MOTOR VEHICLES
    52,015  Bayerische Motoren Werke (BMW) AG                                             2,287,245
                                                                                    ---------------
            MULTI-LINE INSURANCE
    22,849  Allianz AG (Registered Shares)                                                3,319,349
                                                                                    ---------------
            TOTAL GERMANY                                                                10,936,941
                                                                                    ---------------
            ITALY (a) (0.9%)
            INTEGRATED OIL
   100,934  ENI SpA                                                                       2,736,792
                                                                                    ---------------
            JAPAN (a) (7.4%)
            CHEMICALS: SPECIALTY
   135,300  JSR Corp.                                                                     3,282,654
    68,100  Shin-Etsu Chemical Co., Ltd.                                                  3,513,424
                                                                                    ---------------
                                                                                          6,796,078
                                                                                    ---------------
            ELECTRIC UTILITIES
    92,900  Tokyo Electric Power Co., Inc. (The)                                          2,228,846
                                                                                    ---------------
            FINANCE/RENTAL/LEASING
    25,300  Takefuji Corp.                                                                1,703,338
                                                                                    ---------------
            MAJOR BANKS
   568,000  Joyo Bank, Ltd. (The)                                                         3,207,342
       190  Mitsubishi UFJ Financial Group, Inc.                                          2,400,114
                                                                                    ---------------
                                                                                          5,607,456
                                                                                    ---------------
            MOTOR VEHICLES
    65,400  Toyota Motor Corp.                                                            3,162,404
                                                                                    ---------------
            PHARMACEUTICALS: MAJOR
    51,900  Takeda Pharmaceutical Co., Ltd.                                               2,836,922
                                                                                    ---------------
            TOTAL JAPAN                                                                  22,335,044
                                                                                    ---------------
            NETHERLANDS (a) (2.3%)
            AIR FREIGHT/COURIERS
    83,003  TNT NV                                                                        2,235,401
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                 VALUE
---------------------------------------------------------------------------------------------------
            FOOD: SPECIALTY/CANDY
    71,207  Royal Numico NV*                                                        $     2,925,432
                                                                                    ---------------
            MAJOR TELECOMMUNICATIONS
   174,831  Koninklijke (Royal) KPN NV                                                    1,728,800
                                                                                    ---------------
            TOTAL NETHERLANDS                                                             6,889,633
                                                                                    ---------------
            PORTUGAL (a) (1.0%)
            MAJOR TELECOMMUNICATIONS
   337,500  Portugal Telecom, SGPS, S.A. (Registered Shares)                              3,089,391
                                                                                    ---------------
            SOUTH KOREA (1.6%)
            MAJOR BANKS
    51,000  Kookmin Bank (ADR)                                                            3,365,490
                                                                                    ---------------
            WIRELESS TELECOMMUNICATIONS
    68,138  SK Telecom Co., Ltd. (ADR)                                                    1,439,756
                                                                                    ---------------
            TOTAL SOUTH KOREA                                                             4,805,246
                                                                                    ---------------
            SPAIN (a) (2.2%)
            MAJOR BANKS
   169,940  Banco Bilbao Vizcaya Argentaria, S.A.                                         2,994,908
                                                                                    ---------------
            MAJOR TELECOMMUNICATIONS
   106,118  Telefonica S.A.                                                               1,566,373
                                                                                    ---------------
            TOBACCO
    47,935  Altadis, S.A.                                                                 2,022,471
                                                                                    ---------------
            TOTAL SPAIN                                                                   6,583,752
                                                                                    ---------------
            SWEDEN (a) (3.1%)
            INDUSTRIAL MACHINERY
    90,800  Atlas Copco AB (A Shares)                                                     1,813,469
   102,456  Sandvik AB                                                                    4,833,894
                                                                                    ---------------
                                                                                          6,647,363
                                                                                    ---------------
            MAJOR BANKS
   109,126  ForeningsSparbanken AB                                                        2,788,405
                                                                                    ---------------
            TOTAL SWEDEN                                                                  9,435,768
                                                                                    ---------------
            SWITZERLAND (a) (4.1%)
            FINANCIAL CONGLOMERATES
    52,154  UBS AG (Registered Shares)                                                    4,785,997
                                                                                    ---------------
            OTHER CONSUMER SPECIALTIES
    69,700  Compagnie Financiere Richemont AG
             (Series A) (Units)+                                                    $     2,744,988
                                                                                    ---------------
            PHARMACEUTICALS: MAJOR
    96,770  Novartis AG (Registered Shares)                                               5,049,304
                                                                                    ---------------
            TOTAL SWITZERLAND                                                            12,580,289
                                                                                    ---------------
            UNITED KINGDOM (a) (8.5%)
            FOOD: SPECIALTY/CANDY
   377,366  Cadbury Schweppes PLC                                                         3,615,599
                                                                                    ---------------
            HOTELS/RESORTS/CRUISELINES
    58,191  Carnival PLC                                                                  3,259,658
                                                                                    ---------------
            HOUSEHOLD/PERSONAL CARE
   107,505  Reckitt Benckiser PLC                                                         3,312,861
                                                                                    ---------------
            MAJOR BANKS
   126,212  Royal Bank of Scotland Group PLC                                              3,585,616
                                                                                    ---------------
            OTHER METALS/MINERALS
   112,800  Anglo American PLC                                                            3,520,447
    76,538  Rio Tinto PLC                                                                 3,109,159
                                                                                    ---------------
                                                                                          6,629,606
                                                                                    ---------------
            PHARMACEUTICALS: MAJOR
    83,660  GlaxoSmithKline PLC                                                           2,070,924
                                                                                    ---------------
            WIRELESS TELECOMMUNICATIONS
 1,538,611  Vodafone Group PLC                                                            3,304,132
                                                                                    ---------------
            TOTAL UNITED KINGDOM                                                         25,778,396
                                                                                    ---------------
            UNITED STATES (54.9%)
            AEROSPACE & DEFENSE
    78,100  Boeing Co. (The)                                                              5,325,639
                                                                                    ---------------
            ALUMINUM
   103,175  Alcoa, Inc.                                                                   2,828,027
                                                                                    ---------------
            BIOTECHNOLOGY
    49,516  Amgen Inc.*                                                                   4,007,330
    34,232  Genentech, Inc.*                                                              3,273,264
                                                                                    ---------------
                                                                                          7,280,594
                                                                                    ---------------
            CASINO/GAMING
   101,648  GTECH Holdings Corp.                                                          3,110,429

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                 VALUE
---------------------------------------------------------------------------------------------------
    97,495  International Game Technology                                           $     2,861,478
    56,339  Las Vegas Sands Corp.*                                                        2,349,900
                                                                                    ---------------
                                                                                          8,321,807
                                                                                    ---------------
            COMPUTER PROCESSING HARDWARE
    65,900  Apple Computer, Inc.*                                                         4,469,338
   173,855  Dell, Inc.*                                                                   5,243,467
                                                                                    ---------------
                                                                                          9,712,805
                                                                                    ---------------
            CONTRACT DRILLING
    33,740  GlobalSantaFe Corp.                                                           1,530,446
                                                                                    ---------------
            DEPARTMENT STORES
    45,500  Kohl's Corp.*                                                                 2,093,000
                                                                                    ---------------
            DISCOUNT STORES
    82,051  Target Corp.                                                                  4,390,549
                                                                                    ---------------
            ELECTRIC UTILITIES
   107,189  American Electric Power Co., Inc.                                             3,916,686
    60,800  Exelon Corp.                                                                  3,164,032
                                                                                    ---------------
                                                                                          7,080,718
                                                                                    ---------------
            FINANCE/RENTAL/LEASING
    29,290  Capital One Financial Corp.                                                   2,432,827
                                                                                    ---------------
            FINANCIAL CONGLOMERATES
   137,734  Citigroup, Inc.                                                               6,686,986
    29,812  State Street Corp.                                                            1,719,854
                                                                                    ---------------
                                                                                          8,406,840
                                                                                    ---------------
            FOOD: MAJOR DIVERSIFIED
    57,601  General Mills, Inc.                                                           2,737,775
                                                                                    ---------------
            HOME IMPROVEMENT CHAINS
    74,800  Home Depot, Inc. (The)                                                        3,125,144
                                                                                    ---------------
            INDUSTRIAL CONGLOMERATES
   212,523  General Electric Co.                                                          7,591,322
    61,400  Ingersoll-Rand Co. Ltd. (Class A)                                             2,433,282
                                                                                    ---------------
                                                                                         10,024,604
                                                                                    ---------------
            INSURANCE BROKERS/SERVICES
    78,011  Marsh & McLennan Companies, Inc.                                              2,409,760
                                                                                    ---------------
            INTEGRATED OIL
   119,426  Chevron Corp.                                                           $     6,844,304
                                                                                    ---------------
            INVESTMENT BANKS/BROKERS
    49,882  Merrill Lynch & Co., Inc.                                                     3,313,162
   173,322  Schwab (Charles) Corp. (The)                                                  2,643,160
                                                                                    ---------------
                                                                                          5,956,322
                                                                                    ---------------
            LIFE/HEALTH INSURANCE
    64,200  MetLife, Inc.                                                                 3,302,448
                                                                                    ---------------
            MAJOR BANKS
   120,183  Bank of America Corp.                                                         5,515,198
                                                                                    ---------------
            MAJOR TELECOMMUNICATIONS
   127,928  Sprint Nextel Corp.                                                           3,203,317
                                                                                    ---------------
            MANAGED HEALTH CARE
    35,611  Aetna, Inc.                                                                   3,293,661
                                                                                    ---------------
            MEDIA CONGLOMERATES
   226,931  News Corp Inc. (Class A)                                                      3,360,848
                                                                                    ---------------
            MEDICAL SPECIALTIES
    54,600  Medtronic, Inc.                                                               3,034,122
                                                                                    ---------------
            MULTI-LINE INSURANCE
    31,900  Hartford Financial Services Group, Inc. (The)                                 2,787,103
                                                                                    ---------------
            OIL & GAS PRODUCTION
    30,900  Ultra Petroleum Corp.*                                                        1,661,802
                                                                                    ---------------
            OIL REFINING/MARKETING
    66,800  Marathon Oil Corp.                                                            3,960,572
                                                                                    ---------------
            OILFIELD SERVICES/EQUIPMENT
    78,086  BJ Services Co.                                                               2,861,852
    52,900  Halliburton Co.                                                               3,367,085
                                                                                    ---------------
                                                                                          6,228,937
                                                                                    ---------------
            OTHER CONSUMER SERVICES
    67,102  Coinstar, Inc.*                                                               1,630,579
                                                                                    ---------------
            PACKAGED SOFTWARE
   162,222  Symantec Corp.*                                                               2,866,463
                                                                                    ---------------
            PHARMACEUTICALS: MAJOR
    44,670  Johnson & Johnson                                                             2,758,372
    55,116  Lilly (Eli) & Co.                                                             2,783,358
   116,964  Pfizer, Inc.                                                                  2,479,637

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                 VALUE
---------------------------------------------------------------------------------------------------
   205,588  Schering-Plough Corp.                                                   $     3,971,960
                                                                                    ---------------
                                                                                         11,993,327
                                                                                    ---------------
            SEMICONDUCTORS
   208,700  Intel Corp.                                                                   5,568,116
    87,400  Linear Technology Corp.                                                       3,260,894
    93,300  Microchip Technology Inc.                                                     3,112,488
                                                                                    ---------------
                                                                                         11,941,498
                                                                                    ---------------
            SPECIALTY STORES
   130,000  Staples, Inc.                                                                 3,003,000
                                                                                    ---------------
            TELECOMMUNICATION EQUIPMENT
   171,882  Corning, Inc.*                                                                3,480,610
                                                                                    ---------------
            TOBACCO
    58,380  Altria Group, Inc.                                                            4,249,480
                                                                                    ---------------
            TOTAL UNITED STATES                                                         166,014,126
                                                                                    ---------------
            TOTAL COMMON STOCKS
             (COST $274,558,156)                                                        300,059,887
                                                                                    ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (0.6%)
            REPURCHASE AGREEMENT
$    1,683  Joint repurchase agreement account 4.005% due
            12/01/05 (dated 11/30/05; proceeds $1,683,187) (b)
            (COST $1,683,000)                                                             1,683,000
                                                                                    ---------------
TOTAL INVESTMENTS
 (COST $276,241,156) (c) (d)                                      99.7%                 301,742,887
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                       0.3                      872,740
                                                                 -----              ---------------
NET ASSETS                                                       100.0%             $   302,615,627
                                                                 =====              ===============

ADR  AMERICAN DEPOSITARY RECEIPT.

 *   NON-INCOME PRODUCING SECURITY.

 + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.

(a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $117,882,569 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $39,399,769 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $33,293,638 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,791,907, RESULTING IN NET UNREALIZED APPRECIATION OF $25,501,731.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2005

                                             UNREALIZED
  CONTRACTS       IN EXCHANGE    DELIVERY   APPRECIATION
  TO DELIVER          FOR          DATE    (DEPRECIATION)
---------------------------------------------------------
$    6,323,153  AUD   8,550,000  02/06/06  $      (15,476)
EUR  1,000,000  AUD   1,635,356  02/06/06          23,188
$   10,495,453  CAD  12,350,000  02/06/06         126,741
CHF  2,000,000  HKD  11,927,650  02/06/06           7,780
EUR    128,765  GBP      88,000  02/06/06            (255)
EUR  2,504,431  JPY 350,000,000  02/06/06         (19,315)
$    8,184,863  GBP   4,625,000  02/06/06        (190,427)
GBP    855,779  JPY 175,000,000  02/06/06          (7,173)
SEK 22,000,000  GBP   1,566,487  02/06/06         (30,745)
$    4,582,785  JPY 529,550,000  02/06/06        (128,318)
SEK 28,000,000  $     3,528,270  02/06/06          42,958
                                           --------------
     Net Unrealized Depreciation           $     (191,042)
                                           ==============

CURRENCY ABBREVIATION:

AUD  Australian Dollar.
GBP  British Pound.
CAD  Canadian Dollar.
EUR  Euro.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SEK  Swedish Krona.
CHF  Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

SUMMARY OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

                                                                   PERCENT OF
INDUSTRY                                                VALUE      NET ASSETS
-----------------------------------------------------------------------------
Major Banks                                         $  32,302,877     10.7%
Pharmaceuticals: Major                                 21,950,477      7.2
Semiconductors                                         15,702,500      5.2
Financial Conglomerates                                15,676,897      5.2
Integrated Oil                                         15,053,946      5.0
Major Telecommunications                               10,903,670      3.6
Industrial Conglomerates                               10,024,604      3.3
Computer Processing Hardware                            9,712,805      3.2
Electric Utilities                                      9,309,564      3.1
Casino/Gaming                                           8,321,807      2.7
Multi-Line Insurance                                    8,038,776      2.6
Biotechnology                                           7,280,594      2.4
Chemicals: Specialty                                    6,796,078      2.2
Industrial Machinery                                    6,647,363      2.2
Other Metals/Minerals                                   6,629,606      2.2
Food: Specialty/Candy                                   6,541,031      2.2
Tobacco                                                 6,271,951      2.1
Oilfield Services/Equipment                             6,228,937      2.1
Investment Banks/Brokers                                5,956,322      2.0
Motor Vehicles                                          5,449,649      1.8
Telecommunication Equipment                             5,439,973      1.8
Aerospace & Defense                                     5,325,639      1.8
Wireless Telecommunications                             4,743,888      1.6
Discount Stores                                         4,390,549      1.5
Finance/Rental/Leasing                                  4,136,165      1.4
Oil Refining/Marketing                                  3,960,572      1.3
Media Conglomerates                                 $   3,360,848      1.1%
Household/Personal Care                                 3,312,861      1.1
Life/Health Insurance                                   3,302,448      1.1
Managed Health Care                                     3,293,661      1.1
Hotels/Resorts/Cruiselines                              3,259,658      1.1
Home Improvement Chains                                 3,125,144      1.0
Medical Specialties                                     3,034,122      1.0
Specialty Stores                                        3,003,000      1.0
Internet Software/Services                              2,878,076      1.0
Packaged Software                                       2,866,463      0.9
Aluminum                                                2,828,027      0.9
Property - Casualty Insurers                            2,786,544      0.9
Other Consumer Specialties                              2,744,988      0.9
Food: Major Diversified                                 2,737,775      0.9
Insurance Brokers/Services                              2,409,760      0.8
Air Freight/Couriers                                    2,235,401      0.7
Department Stores                                       2,093,000      0.7
Electrical Products                                     1,810,412      0.6
Repurchase Agreement                                    1,683,000      0.6
Oil & Gas Production                                    1,661,802      0.5
Other Consumer Services                                 1,630,579      0.5
Contract Drilling                                       1,530,446      0.5
Gas Distributors                                        1,358,632      0.4
                                                    -------------     ----
                                                    $ 301,742,887*    99.7%
                                                    =============     ====

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $191,042.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2005 (UNAUDITED)

Assets:
Investments in securities, at value (cost $276,241,156)                                     $   301,742,887
Unrealized appreciation on open forward foreign currency contracts                                  200,667
Cash (including foreign currency value at $160,836 with a cost of $160,920)                         161,528
Receivable for:
     Investments sold                                                                             1,681,969
     Dividends                                                                                      525,279
     Foreign withholding taxes reclaimed                                                            147,262
     Shares of beneficial interest sold                                                              10,130
Prepaid expenses and other assets                                                                   103,768
                                                                                            ---------------
     Total Assets                                                                               304,573,490
                                                                                            ---------------
Liabilities:
Unrealized depreciation on open forward foreign currency contracts                                  391,709
Payable for:
     Investments purchased                                                                          709,743
     Shares of beneficial interest redeemed                                                         386,135
     Distribution fee                                                                               230,417
     Investment advisory fee                                                                        142,447
     Transfer agent fee                                                                              21,739
     Administration fee                                                                              19,993
Accrued expenses and other payables                                                                  55,680
                                                                                            ---------------
     Total Liabilities                                                                            1,957,863
                                                                                            ---------------
     Net Assets                                                                             $   302,615,627
                                                                                            ===============
Composition of Net Assets:
Paid-in-capital                                                                             $   627,410,501
Net unrealized appreciation                                                                      25,306,037
Accumulated net investment loss                                                                    (591,353)
Accumulated net realized loss                                                                  (349,509,558)
                                                                                            ---------------
     Net Assets                                                                             $   302,615,627
                                                                                            ===============
Class A Shares:
Net Assets                                                                                  $    28,372,295
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                         3,164,244
     Net Asset Value Per Share                                                              $          8.97
                                                                                            ===============
     Maximum Offering Price Per Share,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                        $          9.47
                                                                                            ===============
Class B Shares:
Net Assets                                                                                  $   245,991,590
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        29,142,004
     Net Asset Value Per Share                                                              $          8.44
                                                                                            ===============
Class C Shares:
Net Assets                                                                                  $    25,767,322
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                         3,042,883
     Net Asset Value Per Share                                                              $          8.47
                                                                                            ===============
Class D Shares:
Net Assets                                                                                  $     2,484,420
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                           272,312
     Net Asset Value Per Share                                                              $          9.12
                                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $131,061 foreign withholding tax)                                         $     2,817,935
Interest                                                                                             35,539
                                                                                            ---------------
     Total Income                                                                                 2,853,474
                                                                                            ---------------
Expenses
Distribution fee (Class A shares)                                                                    35,411
Distribution fee (Class B shares)                                                                 1,298,409
Distribution fee (Class C shares)                                                                   132,674
Investment advisory fee                                                                             900,717
Transfer agent fees and expenses                                                                    430,768
Administration fee                                                                                  126,416
Shareholder reports and notices                                                                      56,813
Professional fees                                                                                    44,350
Custodian fees                                                                                       41,025
Registration fees                                                                                    29,120
Trustee's fees and expenses                                                                           1,881
Other                                                                                                18,204
                                                                                            ---------------
     Total Expenses                                                                               3,115,788
                                                                                            ---------------
     Net Investment Loss                                                                           (262,314)
                                                                                            ---------------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments                                                                                      10,912,099
Foreign exchange transactions                                                                      (791,568)
                                                                                            ---------------
     Net Realized Gain                                                                           10,120,531
                                                                                            ---------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                                                      11,541,489
Translation of forward foreign currency contracts, other assets and
 liabilities denominated in foreign currencies                                                      461,268
                                                                                            ---------------
     Net Appreciation                                                                            12,002,757
                                                                                            ---------------
     Net Gain                                                                                    22,123,288
                                                                                            ---------------
Net Increase                                                                                $    21,860,974
                                                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                  FOR THE SIX      FOR THE YEAR
                                                                  MONTHS ENDED        ENDED
                                                               NOVEMBER 30, 2005   MAY 31, 2005
                                                               -----------------   --------------
                                                                  (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss                                            $        (262,314)  $     (823,934)
Net realized gain                                                     10,120,531       29,279,274
Net change in unrealized appreciation                                 12,002,757       (1,496,132)
                                                               -----------------   --------------
     Net Increase                                                     21,860,974       26,959,208
                                                               -----------------   --------------
Net decrease from transactions in shares of
beneficial interest                                                  (47,112,228)    (118,966,538)
                                                               -----------------   --------------
     Net Decrease                                                    (25,251,254)     (92,007,330)

Net Assets:
Beginning of period                                                  327,866,881      419,874,211
                                                               -----------------   --------------
End of Period
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$591,353 AND $329,039, RESPECTIVELY)                           $     302,615,627   $  327,866,881
                                                               =================   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of daily net assets not exceeding $1.5 billion; and 0.545% to the portion of daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $360,287 for the six months ended November 30, 2005.

Effective December 30, 2005, any services previously provided by the Sub-Adviser are now being provided by the Investment Adviser.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $51,531,280 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $54,469 and $465, respectively and received $3,598 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $147,050,076 and $191,593,747, respectively.

At November 30, 2005, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser owned 217,251 Class D shares of beneficial interest.

For the six months ended November 30, 2005, the Fund incurred brokerage commissions of $9,411 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor, and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX                      FOR THE YEAR
                                              MONTHS ENDED                          ENDED
                                            NOVEMBER 30, 2005                   MAY 31, 2005
                                    --------------------------------  --------------------------------
                                               (UNAUDITED)
                                         SHARES           AMOUNT           SHARES          AMOUNT
                                    ---------------  ---------------  ---------------  ---------------
CLASS A SHARES
Sold                                         42,164  $       368,404           40,364  $       321,988
Conversion from Class B                     105,595          913,547        1,498,335       12,259,961
Redeemed                                   (383,502)      (3,312,466)        (860,177)      (6,928,094)
                                    ---------------  ---------------  ---------------  ---------------
Net increase (decrease) -- Class A         (235,743)      (2,030,515)         678,522        5,653,855
                                    ---------------  ---------------  ---------------  ---------------
CLASS B SHARES
Sold                                         86,720          710,559          391,726        2,989,384
Conversion to Class A                      (111,970)        (913,547)      (1,585,555)     (12,259,961)
Redeemed                                 (5,277,288)     (43,166,876)     (14,282,304)    (108,585,820)
                                    ---------------  ---------------  ---------------  ---------------
Net decrease -- Class B                  (5,302,538)     (43,369,864)     (15,476,133)    (117,856,397)
                                    ---------------  ---------------  ---------------  ---------------
CLASS C SHARES
Sold                                         12,953          106,201           47,063          359,506
Redeemed                                   (404,736)      (3,317,566)        (988,974)      (7,559,773)
                                    ---------------  ---------------  ---------------  ---------------
Net decrease -- Class C                    (391,783)      (3,211,365)        (941,911)      (7,200,267)
                                    ---------------  ---------------  ---------------  ---------------
CLASS D SHARES
Sold                                        170,185        1,525,757           72,985          618,508
Redeemed                                     (2,992)         (26,241)         (21,939)        (182,237)
                                    ---------------  ---------------  ---------------  ---------------
Net increase -- Class D                     167,193        1,499,516           51,046          436,271
                                    ---------------  ---------------  ---------------  ---------------
Net decrease in Fund                     (5,762,871) $   (47,112,228)     (15,688,476) $  (118,966,538)
                                    ===============  ===============  ===============  ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had a net capital loss carryforward of $359,595,147 of which $208,285,520 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open forward foreign currency exchange contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                 FOR THE YEAR ENDED MAY 31,
                                                   MONTHS ENDED     ------------------------------------------------
                                                NOVEMBER 30, 2005     2005      2004      2003      2002      2001
                                                -----------------   --------  --------  --------  --------  --------
                                                   (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    8.34         $   7.71  $   6.32  $   7.16  $   8.70  $  12.71
                                                  ---------         --------  --------  --------  --------  --------
Income (loss) from investment operations:
  Net investment income++                              0.02             0.05      0.03      0.03      0.01      0.00
  Net realized and unrealized gain (loss)              0.61             0.58      1.36     (0.87)    (1.55)    (2.61)
                                                  ---------         --------  --------  --------  --------  --------
Total income (loss) from investment operations         0.63             0.63      1.39     (0.84)    (1.54)    (2.61)
                                                  ---------         --------  --------  --------  --------  --------

Less distributions from net realized gain                 -                -         -         -         -     (1.40)
                                                  ---------         --------  --------  --------  --------  --------

Net asset value, end of period                    $    8.97         $   8.34  $   7.71  $   6.32  $   7.16  $   8.70
                                                  =========         ========  ========  ========  ========  ========
TOTAL RETURN+                                          7.55%(1)         8.17%    21.99%   (11.73)%  (17.70)%  (21.87)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               1.29%(2)         1.26%     1.26%     1.31%     1.17%     1.05%
Net investment income                                  0.52%(2)         0.49%     0.44%     0.48%     0.09%     0.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $  28,372         $ 28,357  $ 20,969  $ 20,824  $ 30,094  $ 58,478
Portfolio turnover rate                                  47%(1)           93%      111%      135%       50%       51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                                   MONTHS ENDED    -----------------------------------------------------------
                                                NOVEMBER 30, 2005     2005       2004        2003        2002         2001
                                                -----------------  ---------   ---------   ---------   ---------   -----------
                                                   (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $    7.88      $    7.34   $    6.06   $    6.93   $    8.48   $     12.52
                                                    ---------      ---------   ----------  ----------  ----------  -----------
Income (loss) from investment operations:
  Net investment loss++                                 (0.01)         (0.02)      (0.02)      (0.02)      (0.05)        (0.08)
  Net realized and unrealized gain (loss)                0.57           0.56        1.30       (0.85)      (1.50)        (2.56)
                                                    ---------      ---------   ----------  ----------  ----------  -----------
Total income (loss) from investment operations           0.56           0.54        1.28       (0.87)      (1.55)        (2.64)
                                                    ---------      ---------   ----------  ----------  ----------  -----------

Less distributions from net realized gain                   -              -           -           -           -         (1.40)
                                                    ---------      ---------   ----------  ----------  ----------  -----------
Net asset value, end of period                      $    8.44      $    7.88   $    7.34   $    6.06   $    6.93   $      8.48
                                                    =========      =========   =========   =========   =========   ===========

TOTAL RETURN+                                            7.11%(1)       7.36%      21.12%     (12.55)%    (18.28)%      (22.48)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 2.04%(2)       2.01%       2.02%       2.07%       1.93%         1.82%
Net investment loss                                     (0.23)%(2)     (0.26)%     (0.32)%     (0.28)%     (0.67)%       (0.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $ 245,992      $ 271,463   $ 366,269   $ 384,467   $ 609,319   $ 1,082,667
Portfolio turnover rate                                    47%(1)         93%        111%        135%         50%           51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                   FOR THE YEAR ENDED MAY 31,
                                                   MONTHS ENDED     -------------------------------------------------------
                                                NOVEMBER 30, 2005     2005       2004        2003        2002        2001
                                                -----------------   --------   --------    --------    --------    --------
                                                   (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    7.91         $   7.36   $   6.08    $   6.95    $   8.50    $  12.55
                                                  ---------         --------   --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment loss++                               (0.01)           (0.02)     (0.02)      (0.02)      (0.05)      (0.08)
  Net realized and unrealized gain (loss)              0.57             0.57       1.30       (0.85)      (1.50)      (2.57)
                                                  ---------         --------   --------    --------    --------    --------
Total income (loss) from investment operations         0.56             0.55       1.28       (0.87)      (1.55)      (2.65)
                                                  ---------         --------   --------    --------    --------    --------

Less distributions from net realized gain                 -                -          -           -           -       (1.40)
                                                  ---------         --------   --------    --------    --------    --------

Net asset value, end of period                    $    8.47         $   7.91   $   7.36    $   6.08    $   6.95    $   8.50
                                                  =========         ========   ========    ========    ========    ========

TOTAL RETURN+                                          7.08%(1)         7.47%     21.05%     (12.52)%    (18.24)%    (22.51)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               2.04%(2)         2.01%      2.02%       2.07%       1.90%       1.81%
Net investment loss                                   (0.23)%(2)       (0.26)%    (0.32)%     (0.28)%     (0.64)%     (0.74)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $  25,767         $ 27,155   $ 32,213    $ 33,056    $ 50,236    $ 89,912
Portfolio turnover rate                                  47%(1)           93%       111%        135%         50%         51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                                   MONTHS ENDED      -------------------------------------------------------
                                                NOVEMBER 30, 2005     2005       2004        2003        2002        2001
                                                -----------------   --------   --------    --------    --------    --------
                                                   (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    8.48         $   7.81   $   6.39    $   7.23    $   8.76    $  12.77
                                                  ---------         --------   --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income++                              0.03             0.09       0.05        0.04        0.02        0.05
  Net realized and unrealized gain (loss)              0.61             0.58       1.37       (0.88)      (1.55)      (2.66)
                                                  ---------         --------   --------    --------    --------    --------
Total income (loss) from investment operations         0.64             0.67       1.42       (0.84)      (1.53)      (2.61)
                                                  ---------         --------   --------    --------    --------    --------

Less distributions from net realized gain                 -                -          -           -           -       (1.40)
                                                  ---------         --------   --------    --------    --------    --------
Net asset value, end of period                    $    9.12         $   8.48   $   7.81    $   6.39    $   7.23    $   8.76
                                                  =========         ========   ========    ========    ========    ========

TOTAL RETURN+                                          7.55%(1)         8.58%     22.22%     (11.62)%    (17.47)%    (21.76)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               1.04%(2)         1.01%      1.02%       1.07%       0.93%       0.82%
Net investment income                                  0.77%(2)         0.74%      0.68%       0.72%       0.33%       0.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $   2,485         $    891   $    423    $    454    $    926    $  1,986
Portfolio turnover rate                                  47%(1)           93%       111%        135%         50%         51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD
Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
Joseph J. McAlinden
VICE PRESIDENT
Barry Fink
VICE PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Carsten Otto
CHIEF COMPLIANCE OFFICER
Stefanie V. Chang
VICE PRESIDENT
Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER
Thomas F. Caloia
VICE PRESIDENT
Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

36021RPT-RA06-00009P-Y11/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           GLOBAL ADVANTAGE FUND


                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006